Stock Option Plans (Summary of Compensation Expense Related to Stock Options Granted) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 2,351	$ 1,130	$ 1,812	$ 1,068	$ 865
Cost Of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			284	125	57
Research And Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			313	203	154
Marketing And Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			514	364	318
General And Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			$ 701	$ 376	$ 336